Contingencies - Indemnification assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	R$ 9,191	R$ 14,801	R$ 16,480
Additions	2,905	85	4,891
Accrued interest	635	408	476
Realized	(3,395)	(2,878)	(1,389)
Reversals	(712)	(3,225)	(5,657)
Balance, End of period	8,624	9,191	14,801
Civil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	799	1,068	1,694
Additions	10		131
Accrued interest	60	29	55
Realized	(119)	(86)	(77)
Reversals	(155)	(212)	(735)
Balance, End of period	595	799	1,068
Labor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance, beginning of period	8,392	13,733	14,786
Additions	2,895	85	4,760
Accrued interest	575	379	421
Realized	(3,276)	(2,792)	(1,312)
Reversals	(557)	(3,013)	(4,922)
Balance, End of period	R$ 8,029	R$ 8,392	R$ 13,733